Summary of Significant Accounting Policies - Schedule of Disaggregates the Company’s Revenue by Type of Contract (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Disaggregates the Company’s Revenue by Type of Contract [Line Items]
Disaggregates revenue	¥ 250,997	$ 34,588	¥ 172,156	¥ 197,564
OEM/ODM [Member]
Schedule of Disaggregates the Company’s Revenue by Type of Contract [Line Items]
Disaggregates revenue	250,997		172,156	197,564
In-house brand [Member]
Schedule of Disaggregates the Company’s Revenue by Type of Contract [Line Items]
Disaggregates revenue